INCOME TAXES, Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets and Liabilities [Abstract]
Carry forward tax losses	$ 1,701	$ 1,472
Research and development cost	6,362	2,792
Operating lease liabilities	14,498	13,870
Reserves and allowances	2,902	2,145
Share based compensation	6,076	767
Tax credit carry forward	2,943	1,627
Issuance expenses	1,922	0
Intangible assets	1,830	0
Others	863	54
Deferred tax assets before valuation allowance	39,097	22,727
Valuation allowance	(11,389)	(6,741)
Deferred tax assets	27,708	15,986
Intangible assets	(58,855)	(743)
Property and equipment	(3,248)	(1,557)
Operating lease right-of-use assets	(12,975)	(12,179)
Other	(1,781)	(170)
Deferred tax liabilities	(76,859)	(14,649)
Deferred tax liability, net	(49,151)
Deferred tax asset, net		$ 1,337
Accumulated tax loss carry-forward	8,400
Accumulated tax loss carry-forward	1,700
Undistributed earnings	91,608
Withholding tax amount	$ 11,873